Description of the Investment Funds	12 Months Ended
Dec. 31, 2025
EBP 003
Employee Benefit Plan, Description of the Investment Funds [Line Items]
Description of the Investment Funds
3.
DESCRIPTION OF THE INVESTMENT FUNDS

The Plan offers various investment alternatives, maintains separate accounts for each participant, and invests contributions and earnings, as required by the Plan or as directed by each participant, in one or more of the following funds:

The Stable Value Fund invests in stable value investment contracts issued by banks, insurance companies and other financial institutions and a diversified portfolio of fixed income instruments including U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, corporate bonds, interest rate futures and options. Goldman Sachs Asset Management manages the investments of the fund.

The Core Fixed Income Fund invests in a mutual fund, the Baird Aggregate Bond Fund. The fund invests in fixed income instruments including U.S. Government and corporate bond securities, mortgage and asset-backed securities, U.S. dollar and non-U.S. dollar denominated securities of non-U.S. issuers.

The Target Retirement Income Fund is an actively managed collective trust fund by State Street Investment Management and invests in a combination of U.S. and international equity securities, fixed income securities, alternative investments such as real estate securities index funds and commodity index funds and cash with a current target asset allocation of 65% fixed income and 35% in equities, real estate and commodities. The fund’s objective is to allocate its assets across multiple asset classes while seeking to achieve the appropriate level of risk for a retired participant or a participant who anticipates retiring in the near-term.

The Target Retirement 2025 Fund is an actively managed collective trust fund by State Street Investment Management and invests in a combination of U.S. and international equity securities, fixed income securities, alternative investments such as real estate securities index funds and commodity index funds and cash with a current target asset allocation of 54% fixed income and 46% in equities, real estate and commodities. The fund’s objective is to allocate its assets across multiple asset classes while seeking to achieve the appropriate level of risk given a participant’s anticipated retirement date in or within a few years of 2025.

The Target Retirement 2030 Fund is an actively managed collective trust fund by State Street Investment Management and invests in a combination of U.S. and international equity securities, fixed income securities, alternative investments such as real estate securities index funds and commodity index funds and cash with a current target asset allocation of 42% fixed income and 58% equities, real estate and commodities. The fund’s objective is to allocate its assets across multiple asset classes while seeking to achieve the appropriate level of risk given a participant’s anticipated retirement date in or within a few years of 2030.

The Target Retirement 2035 Fund is an actively managed collective trust fund by State Street Investment Management and invests in a combination of U.S. and international equity securities, fixed income securities, alternative investments such as real estate securities index funds and commodity index funds and cash with a current target asset allocation of 31% fixed income and 69% in equities and real estate. The fund’s objective is to allocate its assets across multiple asset classes while seeking to achieve the appropriate level of risk given a participant’s anticipated retirement date in or within a few years of 2035.

The Target Retirement 2040 Fund is an actively managed collective trust fund by State Street Investment Management and invests in a combination of U.S. and international equity securities, fixed income securities, alternative investments such as real estate securities index funds and commodity index funds and cash with a current target asset allocation of 24% fixed income and 76% equities. The fund’s objective is to allocate its assets across multiple asset classes while seeking to achieve the appropriate level of risk given a participant’s anticipated retirement date in or within a few years of 2040.

The Target Retirement 2045 Fund is an actively managed collective trust fund by State Street Investment Management and invests in a combination of U.S. and international equity securities, fixed income securities, alternative investments such as real estate securities index funds and commodity index funds and cash with a current target asset allocation of 17% fixed income and 83% in equities. The fund’s objective is to allocate its assets across multiple asset classes while seeking to achieve the appropriate level of risk given a participant’s anticipated retirement date in or within a few years of 2045.

The Target Retirement 2050 Fund is an actively managed collective trust fund by State Street Investment Management and invests in a combination of U.S. and international equity securities, fixed income securities, alternative investments such as real estate securities index funds and commodity index funds and cash with a current target asset allocation of 13% fixed income and 87% equities. The fund’s objective is to allocate its assets across multiple asset classes while seeking to achieve the appropriate level of risk given a participant’s anticipated retirement date in or within a few years of 2050.

The Target Retirement 2055 Fund is an actively managed collective trust fund by State Street Investment Management and invests in a combination of U.S. and international equity securities, fixed income securities, alternative investments such as real estate securities index funds and commodity index funds and cash with a current target asset allocation of 10% fixed income and 90% in equities. The fund’s objective is to allocate its assets across multiple asset classes while seeking to achieve the appropriate level of risk given a participant’s anticipated retirement date in or within a few years of 2055.

The Target Retirement 2060 Fund is an actively managed collective trust fund by State Street Investment Management and invests in a combination of U.S. and international equity securities, fixed income securities, alternative investments such as real estate securities index funds and commodity index funds and cash with a current target asset allocation of 10% fixed income and 90% equities. The fund’s objective is to allocate its assets across multiple asset classes while seeking to achieve the appropriate level of risk given a participant’s anticipated retirement date in or within a few years of 2060.

The Target Retirement 2065 Fund is an actively managed collective trust fund by State Street Investment Management and invests in a combination of U.S. and international equity securities, fixed income securities, alternative investments such as real estate securities index funds and commodity index funds and cash with a current target asset allocation of 10% fixed income and 90% equities. The fund’s objective is to allocate its assets across multiple asset classes while seeking to achieve the appropriate level of risk given a participant’s anticipated retirement date in or within a few years of 2065.

The Target Retirement 2070 Fund is an actively managed collective trust fund by State Street Investment Management and invests in a combination of U.S. and international equity securities, fixed income securities, alternative investments such as real estate securities index funds and commodity index funds and cash with a current target asset allocation of 10% fixed income and 90% equities. The fund’s objective is to allocate its assets across multiple asset classes while seeking to achieve the appropriate level of risk given a participant’s anticipated retirement date in or within a few years of 2070.

The Large Cap Core Equity Passive Fund invests in a collective trust fund, the State Street S&P 500 Index Fund maintained by State Street Investment Management, which invests in the common stocks included in the Standard & Poor’s 500 Index, futures contracts and other derivative securities. The fund’s objective is to closely replicate the performance of the common stocks included in the Standard & Poor’s Composite Stock Price Index.

The Large Cap Value Equity Passive Fund invests in a collective trust fund, the State Street Russell Large Cap Value Index Fund maintained by State Street Investment Management, which invests in the common stocks included in the FTSE Russell 1000 Value Index, futures contracts and other derivative securities. The fund’s objective is to closely replicate the performance of the FTSE Russell 1000 Value Index.

The Large Cap Growth Equity Passive Fund invests in a collective trust fund, the State Street Russell Large Cap Growth Index Fund maintained by State Street Investment Management, which invests in the common stocks included in the FTSE Russell 1000 Growth Index, futures contracts and other derivative securities. The fund’s objective is to closely replicate the performance of the FTSE Russell 1000 Growth Index.

The Small Mid Cap Growth Equity Passive Fund invests in a collective trust fund, the State Street Russell Small Mid Cap Index Fund maintained by State Street Investment Management, which invests in the common stocks included in the FTSE Russell Small Cap Completeness Index, futures contracts and other derivative securities. The fund’s objective is to closely replicate the performance of the FTSE Russell Small Cap Completeness Index.

The Mid Cap Value Equity Fund invests in a collective trust fund, the T. Rowe Price Mid Cap Value Fund, which invests primarily in a portfolio of common stocks of mid capitalization companies that are believed to have high financial strength and are attractively priced relative to their intrinsic value.

The Mid Cap Growth Equity Fund invests in a collective trust fund, the Federated Hermes MDT Mid Cap Growth Equity Fund, which invests primarily in securities of mid capitalization companies that are believed to have above-average earnings growth potential.

The Small Cap Value Equity Fund invests in a mutual fund, the Nomura Small Cap Value Fund. The fund invests primarily in a portfolio of common stocks of small capitalization companies that are believed to be undervalued versus their peer group and have the greatest potential for significant appreciation.

The Small Cap Growth Equity Fund invests in a mutual fund, the Hartford Small Cap Growth Fund, which invests primarily in a portfolio of common stocks of small market capitalization companies that are believed to have superior growth potential.

The International Core Equity Fund invests in a mutual fund, the Fidelity Advisors Diversified International Fund, which invests in a diversified portfolio of common stocks and other equity-like securities of issuers domiciled outside the United States.

The International Small-Mid Cap Equity Fund invests in a collective trust fund, the Artisan International Small-Mid Cap Fund. The fund invests primarily in a diversified portfolio of equity securities with small and mid-market capitalizations that are traded principally in markets outside the United States.

The Emerging Markets Equity Fund invests in a mutual fund, the DFA Emerging Markets Core Equity 2 Fund, which invests in a diversified portfolio of equity securities of issuers domiciled in the Emerging Markets.

The International All Cap Equity Passive Fund invests in a collective trust fund, the State Street Global All Cap Equity ex-US Index Fund maintained by State Street Investment Management, which invests in the common stocks included in the MSCI All Country World IMI Index, futures contracts and other derivative securities. The fund’s objective is to closely replicate the performance of the common stocks included in the MSCI All Country World IMI Index.

The Berkshire Hathaway Class B Stock Fund consists of Class B shares of Berkshire Hathaway and temporary investments in the State Street Government Short Term Fund.

The self-directed brokerage account is a brokerage account offered in the Plan and provided through Empower Brokerage. It gives participants access to thousands of mutual funds. Unlike the Plan’s current investment options, transaction fees and operating expense fees generally apply to the mutual funds available through the self-directed brokerage account.

Participants may invest up to 50% of their total vested Plan account balance through the self-directed brokerage account. The minimum initial transfer into the self-directed brokerage account is $1,000 per account. Participants will need to establish separate accounts (each with a $1,000 minimum and subject to applicable fees) for amounts transferred from before-tax and Roth 401(k) accounts. The mutual fund participant’s selection may also require a minimum investment. An investment in the self-directed brokerage account must come from the current Plan balance through a funds transfer; participants cannot elect to directly invest future contributions, including loan repayments, into the self-directed brokerage account.

No more than 50% of a participant’s future investment elections may be invested in the Berkshire Hathaway Class B Stock Fund.